Accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Biodexa Pharmaceuticalsplc [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Pharmaceuticals plc
Summary description	Ultimate holding company
Midatech limited [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Limited
Summary description	Trading company
Midatech pharma (espana) SL (formerly midatech biogune SL) [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Summary description	Liquidated - 2021
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity	PharMida AG
Summary description	Dormant	[1],[2]
Midatech Pharma Wale Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Summary description	Trading company
Midatech pharma PTY [member]
IfrsStatementLineItems [Line Items]
Entity	Midatech Pharma Pty
Summary description	Dissolved - 2020
Biodexa Limited [Member]
IfrsStatementLineItems [Line Items]
Entity	Biodexa Limited (formerly Bioadexa Pharmaceuticals Limited)
Summary description	Dormant – incorporated October 2022

[1]	PharMida AG became dormant in January 2016.
[2]	Wholly owned subsidiary of Midatech Limited.